Schedule of Information About the Exposure to Credit Risk (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Gross carrying amount	$ 1,811,626	$ 1,746,141
Loss allowance
Net balance	1,811,626	1,746,141
Current [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	1,551,194	1,577,177
Loss allowance
Net balance	1,551,194	1,577,177
NotLater Than One Months [Member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	201,811	158,945
Loss allowance
Net balance	201,811	158,945
Later than one month and not later than two months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	33,813	3,691
Loss allowance
Net balance	33,813	3,691
Later than two months and not later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	11,505	6,280
Loss allowance
Net balance	11,505	6,280
Later than three months [member]
IfrsStatementLineItems [Line Items]
Gross carrying amount	13,303	48
Loss allowance
Net balance	$ 13,303	$ 48